LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.34%
INVESTMENT COMPANIES–96.34%
Equity Funds–43.09%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	59,657	$ 765,994
LVIP SSGA Mid-Cap Index Fund	88,544	1,085,026
LVIP SSGA S&P 500 Index Fund	265,557	5,096,831
LVIP SSGA Small-Cap Index Fund	48,727	1,499,091
LVIP T. Rowe Price Growth Stock Fund	16,767	774,135
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	8,001	221,732
		9,442,809
Fixed Income Funds–16.53%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	56,655	561,337
LVIP Delaware Bond Fund	71,623	968,058
LVIP PIMCO Low Duration Bond Fund	9,311	93,123
LVIP SSGA Bond Index Fund	84,192	942,366
LVIP SSGA Short-Term Bond Index Fund	8,545	87,197
LVIP Western Asset Core Bond Fund	98,905	969,764
		3,621,845
Global Equity Fund–3.09%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	69,737	677,283
		677,283
Global Fixed Income Fund–0.64%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	12,443	141,192
		141,192
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–32.99%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	73,789	$ 1,334,406
LVIP Mondrian International Value Fund	52,949	875,299
LVIP SSGA Developed International 150 Fund	53,712	434,099
LVIP SSGA Emerging Markets 100 Fund	49,352	426,548
LVIP SSGA Emerging Markets Equity Index Fund	118,715	1,313,467
LVIP SSGA International Index Fund	311,494	2,845,810
		7,229,629
Total Affiliated Investments (Cost $20,491,524)		21,112,758

UNAFFILIATED INVESTMENTS–3.80%
INVESTMENT COMPANIES–3.80%
Equity Fund–0.99%
Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	7,047	217,173
		217,173
Money Market Fund–2.81%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	617,117	617,117
		617,117
Total Unaffiliated Investments (Cost $839,904)		834,290

TOTAL INVESTMENTS–100.14% (Cost $21,331,428)	21,947,048
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(31,734)
NET ASSETS APPLICABLE TO 2,159,184 SHARES OUTSTANDING–100.00%	$21,915,314

✧✧ Standard Class shares.

LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
6	U.S. Treasury 5 yr Notes	$694,969	$689,575	6/28/19	$5,394	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$21,112,758	$—	$—	$21,112,758
Unaffiliated Investment Companies	834,290	—	—	834,290
Total Investments	$21,947,048	$—	$—	$21,947,048
Derivatives:
Assets:
Futures Contracts	$5,394	$—	$—	$5,394
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period November 1, 2018* through March 31, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Number of Shares 03/31/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.34%@
Equity Funds-43.09%@
✧✧LVIP SSGA Large Cap 100 Fund	$268,596	$454,829	$1,105	$(47)	$43,721	$765,994	59,657	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	382,515	637,627	1,576	(13)	66,473	1,085,026	88,544	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,694,061	3,070,133	7,033	(99)	339,769	5,096,831	265,557	—	—
✧✧LVIP SSGA Small-Cap Index Fund	607,800	990,973	194,944	667	94,595	1,499,091	48,727	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	269,608	446,024	1,105	38	59,570	774,135	16,767	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	77,337	126,274	2,547	143	20,525	221,732	8,001	—	—
Fixed Income Funds-16.53%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	156,612	398,146	668	(19)	7,266	561,337	56,655	—	—
✧✧LVIP Delaware Bond Fund	379,179	584,561	20,221	(1)	24,540	968,058	71,623	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	34,505	58,085	135	(2)	670	93,123	9,311	—	—
✧✧LVIP SSGA Bond Index Fund	345,695	577,477	1,340	8	20,526	942,366	84,192	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	32,252	54,072	125	—	998	87,197	8,545	—	—
✧✧LVIP Western Asset Core Bond Fund	379,729	584,562	22,579	112	27,940	969,764	98,905	—	—
Global Equity Fund-3.09%@
LVIP Clarion Global Real Estate Fund	—	653,417	274	3	24,137	677,283	69,737	—	—
Global Fixed Income Fund-0.64%@
✧✧LVIP Global Income Fund	52,339	86,774	202	(1)	2,282	141,192	12,443	—	—
International Equity Funds-32.99%@
✧✧LVIP MFS International Growth Fund	479,843	762,028	1,895	33	94,397	1,334,406	73,789	—	—
✧✧LVIP Mondrian International Value Fund	322,142	518,947	1,262	(23)	35,495	875,299	52,949	—	—
✧✧LVIP SSGA Developed International 150 Fund	159,585	260,640	631	(33)	14,538	434,099	53,712	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	162,456	262,272	631	13	2,438	426,548	49,352	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	484,714	771,139	1,895	143	59,366	1,313,467	118,715	—	—
✧✧LVIP SSGA International Index Fund	1,036,323	1,673,971	4,100	(40)	139,656	2,845,810	311,494	—	—
Total	$7,325,291	$12,971,951	$264,268	$882	$1,078,902	$21,112,758		$—	$—

@ As a percentage of Net Assets as of March 31, 2019.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years,
LVIP Global Aggressive Growth Allocation Managed Risk Fund–4

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
 4. Recent Accounting Pronouncements (continued)
beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–5